Stock-Based Compensation Plans (Schedule Of Fair Value Assumptions Of Options) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Oct. 31, 2014	Oct. 31, 2013
Stock-Based Compensation Plans [Abstract]
Expected life (years)	5 years
Risk-free interest rate	1.70%
Expected volatility	65.20%
Expected forfeiture rate	8.40%
Expected dividend yield
Weighted-average estimated fair value of options granted during the year	$ 1.78
Cash received from the exercise of stock options	$ 24,500	$ 15,400